Schedule of Operating Lease Term and Discount Rate (Details) - Previously Reported [Member] - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024
Operating lease expense as a component of general and administrative expenses	$ 717,000	$ 489,000
Supplemental cash flow information related to operating leases is as follows:
Operating cash flow paid for operating leases	$ 656,000	$ 181,000
Lease term and Discount Rate
Weighted average remaining lease term (months)	15 years	7 months 6 days
Weighted average discount rate	12.00%	9.00%